Schedule of loan receivable (Details) - CAD ($)		Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Loan Receivable		$ 77,347	$ 77,347
Non Related Company [Member]
IfrsStatementLineItems [Line Items]
Loan Receivable	[1]	50,000	50,000
Non Related Individual [Member]
IfrsStatementLineItems [Line Items]
Loan Receivable	[2]	$ 27,347	$ 27,347

[1]	This is an unsecured loan to a non-related company entered into on December 23, 2025 bearing interest at 5% per annum and repayable on June 30, 2026. The loan is still outstanding.
[2]	This is an unsecured loan to a non-related individual entered into on December 23, 2025 bearing interest at 5% per annum and repayable on June 30, 2026. The loan is still outstanding.